Other Disclosures - Fees to Auditors Appointed at the Annual General Meeting (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Disclosures [Abstract]
Audit-related fees	$ 0.8	$ 0.3	$ 0.5